Segment Information (Reconciliation of Revenue from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017 [1]	Mar. 31, 2017	Dec. 31, 2016 [3]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 41,676		$ 39,668	$ 39,837	$ 39,365	$ 41,841	$ 40,890	$ 40,520	$ 40,535	$ 160,546	$ 163,786	$ 146,801
Operations and Support Expenses										116,189	114,396	104,423
EBITDA										44,357	49,390	42,378
Depreciation and Amortization										24,387	25,847	22,016
Operating Income (Loss)	$ 1,281		$ 5,807	$ 6,526	$ 6,356	$ 4,816	$ 5,950	$ 6,103	$ 6,674	19,970	23,543	20,362
Equity in net income of affiliates										(128)	98	79
Segment Contribution										15,139	19,812	20,692
Consumer Mobility
Segment Reporting Information [Line Items]
Segment Contribution										17,758	17,928	16,883
Business Solutions
Segment Reporting Information [Line Items]
Segment Contribution										8,457	8,611	9,136
Entertainment Group
Segment Reporting Information [Line Items]
Segment Contribution										5,519	5,994	1,870
International
Segment Reporting Information [Line Items]
Segment Contribution										(266)	(661)	(488)
Segment Total
Segment Reporting Information [Line Items]
Segment Contribution										31,468	31,872	27,401
Operating Segments [Member] | Consumer Mobility
Segment Reporting Information [Line Items]
Revenues										61,528	62,776	63,981
Operations and Support Expenses										36,867	37,644	39,752
EBITDA										24,661	25,132	24,229
Depreciation and Amortization										6,903	7,204	7,346
Operating Income (Loss)										17,758	17,928	16,883
Equity in net income of affiliates										0	0	0
Segment Contribution										17,758	17,928	16,883
Operating Segments [Member] | Business Solutions
Segment Reporting Information [Line Items]
Revenues										38,855	40,796	41,663
Operations and Support Expenses										24,496	25,877	26,286
EBITDA										14,359	14,919	15,377
Depreciation and Amortization										5,901	6,308	6,241
Operating Income (Loss)										8,458	8,611	9,136
Equity in net income of affiliates										(1)	0	0
Segment Contribution										8,457	8,611	9,136
Operating Segments [Member] | Entertainment Group
Segment Reporting Information [Line Items]
Revenues										50,614	51,199	35,177
Operations and Support Expenses										39,440	39,349	28,355
EBITDA										11,174	11,850	6,822
Depreciation and Amortization										5,625	5,865	4,948
Operating Income (Loss)										5,549	5,985	1,874
Equity in net income of affiliates										(30)	9	(4)
Segment Contribution										5,519	5,994	1,870
Operating Segments [Member] | International
Segment Reporting Information [Line Items]
Revenues										8,269	7,283	4,102
Operations and Support Expenses										7,404	6,830	3,930
EBITDA										865	453	172
Depreciation and Amortization										1,218	1,166	655
Operating Income (Loss)										(353)	(713)	(483)
Equity in net income of affiliates										87	52	(5)
Segment Contribution										(266)	(661)	(488)
Operating Segments [Member] | Segment Total
Segment Reporting Information [Line Items]
Revenues										159,266	162,054	144,923
Operations and Support Expenses										108,207	109,700	98,323
EBITDA										51,059	52,354	46,600
Depreciation and Amortization										19,647	20,543	19,190
Operating Income (Loss)										31,412	31,811	27,410
Equity in net income of affiliates										56	61	(9)
Segment Contribution										31,468	31,872	27,401
Consolidation Non-Segment [Member] | Corporate and Other
Segment Reporting Information [Line Items]
Revenues										1,523	1,755	1,963
Operations and Support Expenses										3,304	3,458	3,703
EBITDA										(1,781)	(1,703)	(1,740)
Depreciation and Amortization										99	98	114
Operating Income (Loss)										(1,880)	(1,801)	(1,854)
Consolidation Non-Segment [Member] | Acquisition-related items
Segment Reporting Information [Line Items]
Revenues										0	0	(85)
Operations and Support Expenses										798	1,203	1,987
EBITDA										(798)	(1,203)	(2,072)
Depreciation and Amortization										4,608	5,177	2,712
Operating Income (Loss)										(5,406)	(6,380)	(4,784)
Consolidation Non-Segment [Member] | Certain Significant items
Segment Reporting Information [Line Items]
Revenues										(243)	(23)	0
Operations and Support Expenses										3,880	35	410
EBITDA										(4,123)	(58)	(410)
Depreciation and Amortization										33	29	0
Operating Income (Loss)										$ (4,156)	$ (87)	$ (410)

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.